Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 228	$ 596,893	$ (42,578)	$ 554,543
Balance, shares at Dec. 31, 2022	2,280,500
Accretion for ordinary shares subject to redemption amount (interest income)		(596,893)	(3,021,646)	(3,618,539)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(165,000)	(165,000)
Net income			2,904,174	2,904,174
Balance at Dec. 31, 2023	$ 228		(325,050)	(324,822)
Balance, shares at Dec. 31, 2023	2,280,500
Accretion for ordinary shares subject to redemption amount (interest income)			(586,164)	(586,164)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(55,000)	(55,000)
Net income			349,241	349,241
Balance at Mar. 31, 2024	$ 228		(616,973)	(616,745)
Balance, shares at Mar. 31, 2024	2,280,500
Balance at Dec. 31, 2023	$ 228		(325,050)	(324,822)
Balance, shares at Dec. 31, 2023	2,280,500
Accretion for ordinary shares subject to redemption amount (interest income)			(2,581,773)	(2,581,773)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(550,000)	(550,000)
Net income			1,710,959	1,710,959
Balance at Dec. 31, 2024	$ 228		(1,745,864)	(1,745,636)
Balance, shares at Dec. 31, 2024	2,280,500
Accretion for ordinary shares subject to redemption amount (interest income)			(187,179)	(187,179)
Accretion for ordinary shares subject to redemption amount (extension deposit)			(165,000)	(165,000)
Net income			8,697	8,697
Balance at Mar. 31, 2025	$ 228		$ (2,089,346)	$ (2,089,118)
Balance, shares at Mar. 31, 2025	2,280,500